FORM N-PX

ICA File Number:  811-02896

Registrant Name:  Prudential Investment Portfolios, Inc. 15

Reporting Period:  07/01/2020 - 06/30/2021

PGIM High Yield Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

FRONTERA ENERGY CORP Meeting Date: MAY 19, 2021 Record Date: APR 09, 2021 Meeting Type: ANNUAL
Ticker: FEC Security ID: 35905B107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To set the number of Directors at 7	Management	FOR	FOR
2.1	DIRECTOR: L. F. ALARCON MANTILLA	Management	FOR	FOR
2.2	DIRECTOR: W. ELLIS ARMSTRONG	Management	FOR	FOR
2.3	DIRECTOR: RENE BURGOS DIAZ	Management	FOR	FOR
2.4	DIRECTOR: O. CABRALES SEGOVIA	Management	FOR	FOR
2.5	DIRECTOR: GABRIEL DE ALBA	Management	FOR	FOR
2.6	DIRECTOR: RUSSELL FORD	Management	FOR	FOR
2.7	DIRECTOR: VERONIQUE GIRY	Management	FOR	FOR
3	Appointment of Ernst & Young LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration	Management	FOR	FOR

VISTRA CORP Meeting Date: APR 28, 2021 Record Date: MAR 16, 2021 Meeting Type: ANNUAL
Ticker: VST Security ID: 92840M102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Scott B. Helm	Management	FOR	FOR
1.2	Election of Director: Hilary E. Ackermann	Management	FOR	FOR
1.3	Election of Director: Arcilia C. Acosta	Management	FOR	FOR
1.4	Election of Director: Gavin R. Baiera	Management	FOR	FOR
1.5	Election of Director: Paul M. Barbas	Management	FOR	FOR
1.6	Election of Director: Lisa Crutchfield	Management	FOR	FOR
1.7	Election of Director: Brian K. Ferraioli	Management	FOR	FOR
1.8	Election of Director: Jeff D. Hunter	Management	FOR	FOR
1.9	Election of Director: Curtis A. Morgan	Management	FOR	FOR
1.10	Election of Director: John R. Sult	Management	FOR	FOR
2	Approve, on an advisory basis, the 2020 compensation of the Company's named executive officers.	Management	FOR	ABSTAIN
3	Ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ending December 31, 2021.	Management	FOR	FOR

PGIM Short Duration High Yield Income Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT